Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 111,946	$ 117,776
Derivative financial assets	7,812	1,272
Derivative financial liabilities	(367)	0
Financial assets	406,441	404,975
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Financial assets	111,946	117,776
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative financial assets	7,812	1,272
Derivative financial liabilities	(367)	0
Financial assets	42,529	50,039
Short-term investments | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	111,946	117,776
Short-term investments | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	0	0
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	35,084	48,767
Trade receivables from provisional concentrate sales [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 35,084	$ 48,767